Leases (Details) $ in Thousands	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Option to extend			true
Lessee, Operating Lease, Renewal Term			60 days
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 3,320		$ 1,620
2022	3,553		1,633
2023	3,525		1,647
2024	2,578		1,675
2025			1,363
Thereafter			570
Total	$ 17,788		8,508
Lease rent expense		$ 228	$ 1,091	$ 625
Minimum
Lessee, Lease, Description [Line Items]
Rent escalation			1.50
Maximum
Lessee, Lease, Description [Line Items]
Rent escalation			3.23
Facilities
Lessee, Lease, Description [Line Items]
Option to extend	true
Lessee, Operating Lease, Renewal Term	5 years
Facilities | Minimum
Lessee, Lease, Description [Line Items]
Rent escalation	1.50
Facilities | Maximum
Lessee, Lease, Description [Line Items]
Rent escalation	4.17
Office Equipment
Lessee, Lease, Description [Line Items]
Option to extend	true
Lessee, Operating Lease, Renewal Term	60 days